Concentration and Risks - Summary of Revenue Concentration Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Revenue	¥ 5,303,835	$ 832,288	¥ 5,825,624	¥ 4,647,513
Xiaomi Inc | Revenue Benchmark | Revenue Concentration Risk
Concentration Risk [Line Items]
Revenue	¥ 2,295,569		¥ 2,889,441	¥ 2,112,170
Concentration risk, percentage	43.00%	43.00%	50.00%	45.00%